Subsequent Events	12 Months Ended
Dec. 31, 2017
Subsequent Events [Abstract]
Event (Unaudited) Subsequent to the Date of the Independent Auditor's Report

18. Subsequent Events

On January 26, 2018, the Company executed a lease agreement with a third-party lender to finance approximately $250,000 of planned fixed asset purchases. Under the terms of the lease agreement, upon lease commencement and repayment, which occurs once the Company has financed equipment purchases for the full amount available under the lease agreement, the Company is required to make 22 payments of $11,081 per month during the initial term of the agreement, subject to adjustment in the event of an increase in three-year Treasury note rates prior to lease commencement and repayment. Until lease commencement and repayment, the Company is required to pay pro-rated equipment rental charges of any equipment financed under this lease. The Company expects lease commencement and repayment to occur by June 30, 2018. Through the date that these financial statements were available to be issued, approximately $78,000 of equipment purchases had been financed under this lease agreement.

On January 30, 2018, the Company received net cash proceeds of approximately $13.3 million as a result of the closing of a follow-on public offering of 1,095,153 shares of its common stock and warrants to purchase up to an aggregate of 1,095,153 shares of its common stock at a combined offering price of $13.50 per unit. All warrants sold in this offering have an exercise price of $15.00 per share, subject to down round adjustment, are exercisable immediately and expire five years from the date of issuance. Subsequent to the closing of this offering, no additional cash proceeds have been received from the exercise of warrants sold in this offering.

On July 6, 2018, the Company’s stockholders approved, and the Company filed, an amendment to the Company’s Certificate of Amendment of Certificate of Incorporation to effect a one-for-thirty reverse stock split of the Company’s outstanding common stock. As such, all references to share and per share amounts in these financial statements and accompanying notes have been retroactively restated to reflect the one-for-thirty reverse stock split, except for the authorized number of shares of the Company’s common stock of 150,000,000 shares, which was not affected by the one-for-thirty reverse stock split.